Stradley Ronon Stevens & Young, LLP

2000 K Street, N.W., Suite 700

Washington, DC 20006

Telephone 202.822.9611

Fax 202.822.0140

www.stradley.com

Jessica D. Burt, Esquire 202.419.8409 jburt@stradley.com

1933 Act Rule 485(a)

1933 Act File No. 002-73024

1940 Act File No. 811-03213

May 5, 2020

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Nationwide Variable Insurance Trust (the "Registrant")

File Nos. 002-73024 and 811-03213

Rule 485(a) Filing Request for Selective Review

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "1933 Act"), submitted electronically for filing via EDGAR is Post-Effective Amendment Nos. 233/237 (the "Amendment") to the Registrant's registration statement on Form N-1A. The purpose of this Amendment is to register new share classes, Class X and Class Z, for the NVIT Columbia Overseas Value Fund (formerly, Templeton NVIT International Value Fund) and the NVIT Mellon Dynamic U.S. Equity Income Fund (formerly, American Century NVIT Multi Cap Value Fund), each a series of the Registrant (the "Funds").

Pursuant to Release No. 13768 under the 1940 Act, the Registrant believes that portions of the Amendment may be eligible for selective review because they are not substantially different from the disclosure previously reviewed by the U.S. Securities and Exchange Commission. The Staff recently reviewed the Registration Statement for the Funds in connection with a Rule 485(a) filing filed February 20, 2020, as Post-Effective Amendment Nos. 228/231, which became effective on April 29, 2020.

Specifically, the only substantive changes from Post-Effective Amendment Nos. 228/231 as compared to the Amendment are:

(i)the addition of references to, and information regarding, Class X and Class Z shares of the Funds to the following: Front Cover Page, Fees and Expenses Tables, Example Tables, Performance, and the "Investing with Nationwide Funds" section of the prospectus, and;

A Pennsylvania Limited Liability Partnership

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(ii)the addition of references to, and information regarding, Class X and Class Z shares of the Funds to the following: Front Cover Page and "Investment Advisory and Other Services," and "Additional Information" sections of the Statement of Additional Information ("SAI").

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Jessica D. Burt

Jessica D. Burt, Esquire

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